Schedule of Transactions with Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Repayment from a Shareholder [Member] | Kuan Hua KOH [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[1]		$ 269,467

[1]	The transactions represented repayment from a shareholder during the period ended June 30, 2025.